Related Party Transactions_Collateral Received From Related Parties(Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
KB Insurance Co., Ltd. | Investment securities
Details Of Collateral Received From Related Parties Line Items [Line Items]
Provision Of Guarantees Or Collateral To Entity Related Party Transactions	₩ 0	[1]	₩ 50,000,000,000
KB Star Office Private Real Estate Investment Trust No.1 | Land and buildings
Details Of Collateral Received From Related Parties Line Items [Line Items]
Provision Of Guarantees Or Collateral To Entity Related Party Transactions	13,000,000,000		13,000,000,000
Incheon Bridge Co., Ltd.
Details Of Collateral Received From Related Parties Line Items [Line Items]
senior collateral	611,000,000,000
subordinated collateral	384,800,000,000
certificate of credit guarantee	400,000,000,000
Key management | Time deposits and others
Details Of Collateral Received From Related Parties Line Items [Line Items]
Provision Of Guarantees Or Collateral To Entity Related Party Transactions	388,000,000		251,000,000
Key management | Land and buildings
Details Of Collateral Received From Related Parties Line Items [Line Items]
Provision Of Guarantees Or Collateral To Entity Related Party Transactions	₩ 2,287,000,000		₩ 2,759,000,000

[1]	The amounts are not disclosed as these are excluded from the Group’s related party as of December?31, 2017.